DREYFUS CASH MANAGEMENT PLUS, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166



Securities and Exchange Commission                 November 16, 1995
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


      24f-2 Notice - DREYFUS CASH MANAGEMENT PLUS, INC.
      Registration Statement No. 33-16693 - CIK #820482

Gentlemen:

     Originally, the Registration Statement of Dreyfus Cash Management Plus, Inc. was declared effective by the SEC on September 18, 1987. On September 30, 1993, Post-Effective Amendment No. 9 to the Fund's Registration Statement, offering Class A and Class B shares of the Fund, was declared effective by the SEC. This Amendment represented the Fund's election to register an indefinite number of shares of each Class and this Notice represents each Class's Rule 24f-2 filing for the fiscal year ended September 30, 1995.

The following information is furnished:    CLASS A        CLASS B

(a)  Shares registered under Securities
     Act of 1933 other than pursuant
     to Section 24(f), and the dollar
     amount thereof:

     Post-Effective Amendment No. 10   1,127,534.790 shs  None
     effective 1/24/95:               $1,127,534,790

(b)  Total number of shares sold      57,520,547,392 shs  1,165,069,960 shs
     during fiscal year ended 9/30/95
     subject to registration under
     Rule 24f-2, and the dollar amount
     thereof:

(c)  Less shares redeemed during      55,063,997,497 shs    823,990,020 shs
     fiscal year ended 9/30/95,       ------------------    ---------------
     and the dollar amount thereof:

     Net sales (redemptions) during    2,456,549,895 shs    341,079,940 shs
     fiscal year ended 9/30/95, and
     the dollar amount thereof
     [(a) - (b)]:

     Less shares registered other      1,127,534,790 shs    N/A
     than pursuant to Section 24(f),  $1,127,534,790
     and the above dollar amount      -----------------
     thereof [(a) above]:              1,329,015,105 shs
                                      $1,329,015,105

                          CALCULATION OF FEE

     CLASS OF SHARES                                        FEE

Class A - $1,329,015,105 (net sales dollar
amount) @ 1/50 of 1% =                             $265,803.02.

Class B - $341,079,940 (net sales
dollar amount) @ 1/50 of 1% =                      $ 68,215.99.


     Funds in the amount of $334,019.01 representing the TOTAL registration fee for Class A and Class B shares sold, were wired to CIK #820482. An opinion of counsel is enclosed is enclosed.

                                              Very truly yours,


                                              John J. Pyburn
                                              Assistant Treasurer
FCD/ems
cc:  Mr. J. DeMichaelis, SEC
     Ms. R. McLaughlin, E&Y
     Mr. S. Rosenberg, BONY